Capital Structure, Financial Risk and Related Items - Financial Income and Expenses, Interest Income and Foreign Exchange Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Financial income:
Interest and other financial income	$ 138	$ 144		$ 142
Gain on marketable securities	112	237		157
Gain on other investments, net	0	6		0
Foreign exchange rate gain	158	258		0
Total financial income	408	645	[1]	299	[1]
Financial expenses:
Other interest expense	(34)	(18)		(10)
Interest expense on borrowings	(27)	0		0
Loss on marketable securities	(46)	(107)		(174)
Loss on other investments, net	(1)	0		(4)
Foreign exchange rate loss	(161)	(166)		(66)
Total financial expenses	(269)	(291)	[1]	(254)	[1]
Net financial items	$ 139	$ 354		$ 45

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.